SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule Of Revenue By Geographical Areas [Table Text Block]
The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012
Revenue
Americas	$76,264	$50,573	$60,123
EMEA	40,210	42,548	32,888
Asia Pacific	9,562	9,815	6,579
Israel	177	245	456
	$126,213	$103,181	$100,046

Schedule Of Long Lived Assets By Geographical Areas [Table Text Block]
Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2014	2013	2012
Property and Equipment, Net
Americas	$1,903	$795	$662
EMEA	451	634	421
Asia Pacific	845	1,145	411
Israel	1,780	2,449	2,712
	$4,979	$5,023	$4,206

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]	The Company's major customer - as percentage of total sales is as follows:
	YEAR ENDED DECEMBER 31,
	2014	2013	2012
	%	%	%

Customer A	10	12	11